Property and Equipment - Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 12,871,259	₩ 13,377,077
Acquisition	3,629,986	3,798,576
Disposal	(119,039)	(145,380)
Transfer	(188,263)	(265,978)
Depreciation	(2,894,646)	(3,103,087)
Impairment	(3,943)	(2,772)
Business Combination	27,138	1,339
Spin-off		2,186,719
Ending balance	13,322,492	12,871,259
Parent Company [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Spin-off		(788,516)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	972,800	1,039,323
Acquisition	79	634
Disposal	(175)	(21,557)
Transfer	30,364	24,789
Impairment	0
Business Combination	2,789
Spin-off		(70,389)
Ending balance	1,005,857	972,800
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	794,453	858,606
Acquisition	1,071	3,919
Disposal	(638)	(9,706)
Transfer	36,219	47,612
Depreciation	(54,463)	(55,818)
Impairment	0
Business Combination	8,583	639
Spin-off		(50,799)
Ending balance	785,225	794,453
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	291,279	317,403
Acquisition	2,288	2,482
Disposal	(32)	(6,124)
Transfer	10,422	16,546
Depreciation	(38,301)	(37,968)
Business Combination	0
Spin-off		(1,060)
Ending balance	265,656	291,279
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,997,927	8,376,212
Acquisition	560,889	593,225
Disposal	(49,586)	(44,477)
Transfer	1,696,447	1,816,003
Depreciation	(2,292,358)	(2,394,351)
Impairment	(419)	(1,054)
Business Combination	0
Spin-off		(347,631)
Ending balance	7,912,900	7,997,927
Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	487,716	653,616
Acquisition	780,382	830,277
Disposal	(938)	(2,286)
Transfer	(672,199)	(607,271)
Depreciation	(105,730)	(180,980)
Impairment	(391)	(495)
Business Combination	8,554	193
Spin-off		(205,338)
Ending balance	497,394	487,716
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,559,333	1,472,035
Acquisition	720,932	672,723
Disposal	(65,961)	(60,159)
Transfer	(27,579)	(9,610)
Depreciation	(403,794)	(433,970)
Impairment	(3,133)	(1,223)
Business Combination	6,331	507
Spin-off		(80,970)
Ending balance	1,786,129	1,559,333
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	767,751	659,882
Acquisition	1,564,345	1,695,316
Disposal	(1,709)	(1,071)
Transfer	(1,261,937)	(1,554,047)
Impairment	0
Business Combination	881
Spin-off		(32,329)
Ending balance	₩ 1,069,331	₩ 767,751